Income tax - Deferred tax liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	$ 765	$ 882
Amounts recognised directly in OCI	254	271
Gross deferred tax liabilities	1,019	1,153
Set-off of deferred tax assets and deferred tax liabilities	(1,019)	(1,153)
Net deferred tax liabilities	0	0	$ 0
Finance lease transactions
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	18	112
Property and equipment
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	514	538
All other assets
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	233	232
Cash-flow hedges
Deferred tax liabilities
Amounts recognised directly in OCI	211	233
Defined benefit
Deferred tax liabilities
Amounts recognised directly in OCI	43	38
Parent Entity
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	712	820
Amounts recognised directly in OCI	255	251
Gross deferred tax liabilities	967	1,071
Set-off of deferred tax assets and deferred tax liabilities	(967)	(1,071)
Net deferred tax liabilities	0	0	$ 0
Parent Entity | Finance lease transactions
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	12	106
Parent Entity | Property and equipment
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	464	482
Parent Entity | All other assets
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	236	232
Parent Entity | Cash-flow hedges
Deferred tax liabilities
Amounts recognised directly in OCI	214	214
Parent Entity | Defined benefit
Deferred tax liabilities
Amounts recognised directly in OCI	$ 41	$ 37